Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Property, plant and equipment	€ 1,951,983	€ 1,760,053	€ 1,809,852
Purchase commitments	47,148	39,675
Self-constructed property, plant and equipment
Property, Plant and Equipment
Property, plant and equipment	€ 66,995	€ 52,218